Schedule of investments
Macquarie Global Listed Real Assets Fund	July 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 9.02%
Basic Industry — 0.87%
Capstone Copper 144A 6.75% 3/31/33 #	185,000	$ 188,667
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	210,025
Fortescue Treasury
144A 5.875% 4/15/30 #	75,000	75,996
144A 6.125% 4/15/32 #	200,000	204,123
Novelis
144A 3.875% 8/15/31 #	175,000	157,127
144A 4.75% 1/30/30 #	100,000	95,861
		931,799
Capital Goods — 1.14%
Ball 3.125% 9/15/31	290,000	259,797
Bombardier
144A 7.25% 7/1/31 #	195,000	203,864
144A 8.75% 11/15/30 #	120,000	129,285

Clean Harbors 144A 5.125% 7/15/29 #	130,000	127,956
Sealed Air
144A 4.00% 12/1/27 #	120,000	116,614
144A 5.00% 4/15/29 #	135,000	133,272

Terex 144A 6.25% 10/15/32 #	245,000	245,618
		1,216,406
Communications — 1.99%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	235,876
CMG Media 144A 8.875% 6/18/29 #	145,000	141,042
CSC Holdings 144A 4.50% 11/15/31 #	200,000	133,444
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	203,178
Gray Media
144A 5.375% 11/15/31 #	185,000	136,709
144A 7.25% 8/15/33 #	25,000	24,890

Lamar Media 3.75% 2/15/28	120,000	116,012
Nexstar Media 144A 5.625% 7/15/27 #	143,000	142,812
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	156,816
Sable International Finance 144A 7.125% 10/15/32 #	250,000	250,292
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	207,565
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	195,635
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	182,431
		2,126,702
Consumer Cyclical — 1.67%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	325,130
NQ- 095 [0725] 0925 (4792548)    1

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	9,000	$ 9,095
144A 6.00% 5/1/29 #	185,000	186,756

Goodyear Tire & Rubber 5.25% 7/15/31	145,000	137,707
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	191,410
4.875% 1/15/30	135,000	133,243

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	203,271
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	338,974
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	257,334
		1,782,920
Consumer Non-Cyclical — 0.40%
CHS 144A 5.25% 5/15/30 #	213,000	186,530
Tenet Healthcare
4.25% 6/1/29	139,000	134,252
6.875% 11/15/31	100,000	106,627
		427,409
Electric — 1.45%
California Buyer 144A 6.375% 2/15/32 #	300,000	303,265
Calpine
144A 5.00% 2/1/31 #	25,000	24,726
144A 5.125% 3/15/28 #	240,000	238,999

Lightning Power 144A 7.25% 8/15/32 #	235,000	245,861
NRG Energy 144A 3.625% 2/15/31 #	125,000	114,512
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	204,378
Vistra Operations
144A 5.00% 7/31/27 #	50,000	49,766
144A 5.50% 9/1/26 #	50,000	50,007
144A 5.625% 2/15/27 #	190,000	189,904

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	125,000	131,208
		1,552,626
Energy — 0.87%
CNX Resources 144A 6.00% 1/15/29 #	185,000	185,060
Genesis Energy 8.25% 1/15/29	205,000	213,997
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	73,828
Nabors Industries 144A 9.125% 1/31/30 #	145,000	143,658
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	181,124
2    NQ- 095 [0725] 0925 (4792548)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	65,000	$ 65,253
6.375% 10/1/30	60,000	61,859
		924,779
Financials — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	68,255
		68,255
Technology — 0.36%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	260,335
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	135,000	127,138
		387,473
Transportation — 0.21%
Air Canada 144A 3.875% 8/15/26 #	175,000	173,266
Delta Air Lines 7.375% 1/15/26	47,000	47,491
		220,757
Total Corporate Bonds (cost $9,720,256)		9,639,126

Non-Agency Commercial Mortgage-Backed Securities — 0.80%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	181,824
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	665,791
Total Non-Agency Commercial Mortgage-Backed Securities (cost $978,064)		847,615

Loan Agreements — 1.23%
Communications — 0.39%
Charter Communications Operating Tranche B-5 6.541% (SOFR03M + 2.25%) 12/15/31 •	250,740	250,975
Lamar Media Tranche B 5.956% (SOFR01M + 1.60%) 2/5/27 •	169,139	169,140
		420,115
Electric — 0.80%
Calpine
6.106% (SOFR01M + 1.75%) 2/15/32 •	58,105	58,166
Tranche B-10 6.106% (SOFR01M + 1.75%) 1/31/31 •	311,675	311,967

NQ- 095 [0725] 0925 (4792548)    3

Schedule of investments
Macquarie Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric (continued)

Calpine Construction Finance 6.356% (SOFR01M + 2.00%) 7/31/30 •		121,711	$ 121,939
Hamilton Projects Acquiror 6.856% (SOFR01M + 2.50%) 5/30/31 •		198,545	199,476
Vistra Operations 6.106% (SOFR01M + 1.75%) 12/20/30 •		160,570	161,034
			852,582
Finance Companies — 0.04%
Setanta Aircraft Leasing DAC Tranche B 6.046% (SOFR03M + 1.75%) 11/6/28 •		43,750	44,037
			44,037
Total Loan Agreements (cost $1,314,646)			1,316,734

Sovereign BondsΔ — 9.23%
Australia — 0.24%
Australia Government Bond 2.50% 9/20/30 ■	AUD	258,291	256,866
			256,866
Canada — 0.53%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	75,286	36,054
1.50% 12/1/44	CAD	90,962	63,380
4.00% 12/1/31	CAD	557,361	470,921
			570,355
France — 1.92%
French Republic Government Bond OAT
144A 0.10% 3/1/26 #	EUR	196,390	223,089
144A 0.10% 3/1/29 #	EUR	605,337	675,552
144A 0.10% 3/1/36 #	EUR	141,810	140,110
144A 0.10% 7/25/38 #	EUR	384,454	364,581
144A 0.10% 7/25/47 #	EUR	122,991	97,383
144A 0.10% 7/25/53 #	EUR	58,825	42,340
144A 3.15% 7/25/32 #	EUR	387,062	505,835
			2,048,890
4    NQ- 095 [0725] 0925 (4792548)

		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Germany — 0.45%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	181,974	$ 167,594
0.50% 4/15/30 ■	EUR	278,620	317,749
			485,343
Italy — 1.32%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	634,563	653,892
144A 0.15% 5/15/51 #	EUR	64,964	45,457
144A 1.30% 5/15/28 #	EUR	398,309	461,555
144A 2.55% 9/15/41 #	EUR	204,167	250,970
			1,411,874
Japan — 0.40%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	61,679,750	421,595
			421,595
Spain — 0.51%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	311,478	358,836
144A 2.05% 11/30/39 #	EUR	157,217	187,946
			546,782
United Kingdom — 3.86%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29 ■	GBP	692,202	898,707
0.125% 3/22/51 ■	GBP	469,324	363,892
0.125% 11/22/56 ■	GBP	198,193	140,661
0.125% 3/22/68 ■	GBP	215,730	131,626
0.125% 3/22/73 ■	GBP	42,600	28,078
0.375% 3/22/62 ■	GBP	145,730	107,584
0.50% 3/22/50 ■	GBP	375,146	331,794
0.625% 3/22/40 ■	GBP	538,138	592,503
0.625% 11/22/42 ■	GBP	270,226	283,429
0.625% 3/22/45 ■	GBP	349,606	345,911
1.25% 11/22/32 ■	GBP	290,950	390,263
2.00% 1/26/35 ■	GBP	160,400	510,156
			4,124,604
Total Sovereign Bonds (cost $10,384,778)			9,866,309

NQ- 095 [0725] 0925 (4792548)    5

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Principal amount°	Value (US $)

US Treasury Obligations — 11.38%
US Treasury Inflation Indexed Bonds
0.25% 2/15/50	418,499	$ 239,149
0.75% 2/15/42	484,843	374,456
1.00% 2/15/49	536,422	384,382
1.50% 2/15/53	221,589	172,569
2.125% 2/15/40	165,537	162,844
US Treasury Inflation Indexed Notes
0.125% 10/15/26	4,099,941	4,056,545
0.375% 1/15/27	1,917,668	1,892,540
1.375% 7/15/33	2,551,865	2,473,459
3.875% 4/15/29	2,209,279	2,408,969
Total US Treasury Obligations (cost $12,205,274)		12,164,913
	Number of shares
Common Stocks — 62.84%♣
Communication Services — 1.03%
Cellnex Telecom 144A #	22,826	807,520
China Tower Class H 144A #	145,525	203,920
Helios Towers †	54,152	85,104
		1,096,544
Consumer Discretionary — 0.26%
Hyatt Hotels Class A	1,537	216,671
Neinor Homes 144A #, †	3,160	61,594
		278,265
Consumer Staples — 0.69%
Bunge Global	6,510	519,237
Darling Ingredients †	6,773	219,310
		738,547
Diversified Real Estate Activities — 1.24%
Mitsubishi Estate	22,200	417,501
Mitsui Fudosan	36,400	327,914
Sumitomo Realty & Development	9,100	334,431
Sun Hung Kai Properties	20,956	249,603
		1,329,449
Energy — 10.41%
ARC Resources	35,593	694,855
Cheniere Energy	2,281	538,042
Chord Energy	3,340	368,502
DHT Holdings	26,262	291,246
6    NQ- 095 [0725] 0925 (4792548)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy (continued)
Diamondback Energy	2,475	$ 367,934
Enbridge	28,316	1,282,354
EQT	4,669	250,959
Expand Energy	7,845	821,999
Gibson Energy	21,218	382,524
Helmerich & Payne	15,462	250,639
HF Sinclair	9,854	432,985
Kimbell Royalty Partners	51,812	770,444
Kinder Morgan	15,588	437,399
Koninklijke Vopak	7,936	379,289
ONEOK	3,447	283,033
Parex Resources	27,861	330,568
Permian Resources	26,190	370,850
Shell	45,711	1,636,583
Unit	13,641	382,084
Valero Energy	6,232	855,716
		11,128,005
Financials — 0.31%
DigitalBridge Group	23,258	249,791
HMC Capital	37,741	87,073
		336,864
Industrials — 5.57%
Aena 144A #	18,518	498,627
Aeroports de Paris	5,779	701,707
Airports of Thailand	118,800	149,045
Arcosa	5,906	507,207
Athens International Airport	18,329	209,171
Atlas Arteria	103,161	342,089
Auckland International Airport	161,357	715,767
Canadian National Railway	2,268	211,774
Enav 144A #	156,480	687,514
Fraport Frankfurt Airport Services Worldwide †	4,312	321,578
Grupo Aeroportuario del Sureste ADR	1,451	440,103
Motiva Infraestrutura de Mobilidade	63,744	139,907
Sacyr	127,639	522,925
Transurban Group	57,481	510,513
		5,957,927
NQ- 095 [0725] 0925 (4792548)    7

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 0.94%
First Solar †	2,678	$ 467,927
NEXTDC †	57,601	537,121
		1,005,048
Materials — 13.75%
Alcoa	18,658	559,180
Anglo American	23,675	671,602
Canfor †	23,634	231,632
CF Industries Holdings	10,647	988,361
Coeur Mining †	42,476	369,117
Corteva	9,893	713,582
CRH	8,257	784,259
Endeavour Mining	16,053	487,609
ERO Copper †	46,668	631,513
Hudbay Minerals	101,945	945,030
International Paper	17,570	821,222
Louisiana-Pacific	3,436	310,649
Metallus †	26,219	414,260
Methanex	12,629	422,314
MP Materials †	6,134	377,241
Newmont	17,324	1,075,820
Nutrien	18,707	1,109,699
SSR Mining †	33,115	395,535
Steel Dynamics	7,113	907,334
Titan	6,104	253,210
Titan America †	21,770	312,400
Valterra Platinum †	9,014	402,367
West Fraser Timber	7,598	526,749
Wheaton Precious Metals	10,742	983,001
		14,693,686
Real Estate Development — 0.05%
Lifestyle Communities	18,473	52,710
		52,710
Real Estate Operating Companies/Developer — 0.94%
Catena	2,111	95,531
Corp Inmobiliaria Vesta ADR	4,358	122,416
CTP 144A #	4,765	101,361
Fastighets Balder Class B †	14,339	97,114
Hongkong Land Holdings	19,700	119,185
LEG Immobilien	3,654	290,864
Vonovia	3,789	117,959
8    NQ- 095 [0725] 0925 (4792548)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate Operating Companies/Developer (continued)
Wihlborgs Fastigheter	5,976	$ 58,788
		1,003,218
REIT Data Center — 2.49%
Digital Realty Trust	3,170	559,315
Equinix	2,282	1,791,758
Keppel REIT	167,433	305,619
		2,656,692
REIT Diversified — 0.72%
Charter Hall Group	13,994	181,663
Land Securities Group	21,080	160,772
Merlin Properties Socimi	13,070	181,671
Nomura Real Estate Master Fund	93	98,304
Stockland	41,375	147,572
		769,982
REIT Healthcare — 3.02%
American Healthcare REIT	11,287	436,130
Parkway Life Real Estate Investment Trust	43,300	134,395
Ventas	11,086	744,757
Welltower	11,607	1,915,968
		3,231,250
REIT Hotel & Resort — 0.42%
Invincible Investment	434	193,400
Ryman Hospitality Properties	2,664	253,240
		446,640
REIT Industrial — 2.65%
CapitaLand Ascendas REIT	102,300	219,822
First Industrial Realty Trust	7,404	360,723
Goodman Group	39,275	887,946
LondonMetric Property	71,150	179,471
Nippon Prologis REIT	615	333,193
Prologis	7,054	753,226
Warehouses De Pauw CVA	4,229	99,032
		2,833,413
REIT Multifamily — 1.46%
Advance Residence Investment	117	121,112
AvalonBay Communities	2,679	499,044
Equity Residential	7,010	443,032
Essex Property Trust	1,289	335,372
NQ- 095 [0725] 0925 (4792548)    9

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Multifamily (continued)
UNITE Group	16,380	$ 161,918
		1,560,478
REIT Office — 0.74%
Gecina	955	93,945
Inmobiliaria Colonial Socimi	14,747	98,031
Kilroy Realty	7,064	260,379
Nippon Building Fund	145	133,365
Orix JREIT	160	209,867
		795,587
REIT Retail — 2.87%
Acadia Realty Trust	12,048	225,539
Agree Realty	8,616	617,767
First Capital Real Estate Investment Trust	10,918	146,482
Kite Realty Group Trust	9,540	209,689
Link REIT	29,379	164,296
NETSTREIT	14,229	259,395
Shaftesbury Capital	73,973	154,549
Simon Property Group	4,721	773,253
Tanger	7,859	235,927
Unibail-Rodamco-Westfield	2,898	281,906
		3,068,803
REIT Self-Storage — 0.60%
Big Yellow Group	7,752	95,825
Public Storage	2,018	548,775
		644,600
REIT Single Family — 0.67%
Invitation Homes	12,828	393,178
Sun Communities	2,571	318,881
		712,059
REIT Specialty — 0.92%
VICI Properties	30,273	986,900
		986,900
REIT Telecom Tower — 0.61%
American Tower	1,200	250,068
Crown Castle	3,785	397,766
		647,834
10    NQ- 095 [0725] 0925 (4792548)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 10.48%
American Electric Power	5,611	$ 634,829
China Gas Holdings	213,200	224,064
CLP Holdings	51,000	442,758
CMS Energy	7,467	551,065
Dominion Energy	9,335	545,631
EDP Renovaveis	50,782	596,910
Enel	52,685	464,940
ERG	16,477	356,891
Essential Utilities	17,621	648,453
Eversource Energy	5,764	381,000
Exelon	14,681	659,764
HK Electric Investments & HK Electric Investments	142,000	110,706
National Grid	67,297	942,083
NextEra Energy	10,015	711,666
Pennon Group	56,758	373,588
PG&E	38,314	537,162
Redeia	15,887	307,308
Sempra	8,924	728,912
Spire	2,186	162,791
SSE	10,549	257,524
Terna - Rete Elettrica Nazionale	42,569	410,596
United Utilities Group	50,734	755,446
Xcel Energy	5,351	392,977
		11,197,064
Total Common Stocks (cost $62,582,980)		67,171,565

Exchange-Traded Fund — 2.84%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	147,001	3,034,101
Total Exchange-Traded Fund (cost $2,998,665)		3,034,101

Short-Term Investments — 1.92%
Money Market Mutual Funds — 1.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	513,750	513,750
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	513,750	513,750
NQ- 095 [0725] 0925 (4792548)    11

Schedule of investments
Macquarie Global Listed Real Assets Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	513,750	$ 513,750
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	513,750	513,750
Total Short-Term Investments (cost $2,055,000)		2,055,000
Total Value of Securities—99.26% (cost $102,239,663)		106,095,363

Receivables and Other Assets Net of Liabilities—0.74%		795,285
Net Assets Applicable to 8,374,326 Shares Outstanding—100.00%		$106,890,648
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $14,730,970, which represents 13.78% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
12    NQ- 095 [0725] 0925 (4792548)

The following forward foreign currency exchange contracts were outstanding at July 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(76,800)	USD	87,968	8/22/25	$324	$—
CITI	GBP	(101,600)	USD	137,275	8/22/25	3,068	—
CITI	GBP	351,100	USD	(474,947)	8/22/25	—	(11,167)
JPMCB	EUR	109,100	USD	(127,889)	8/22/25	—	(3,198)
JPMCB	GBP	(3,431,526)	USD	4,573,571	8/22/25	40,748	—
TD	AUD	(267,309)	USD	173,411	8/22/25	1,624	—
TD	CAD	(825,029)	USD	594,805	8/22/25	—	(626)
TD	CAD	23,400	USD	(17,007)	8/22/25	—	(118)
TD	EUR	(4,082,042)	USD	4,607,530	8/22/25	—	(57,891)
TD	EUR	43,200	USD	(49,302)	8/22/25	72	—
TD	JPY	(61,924,975)	USD	424,491	8/22/25	13,848	—
Total Forward Foreign Currency Exchange Contracts						$59,684	$(73,000)
The use of forward foreign currency exchange contracts involves elements of market risk and the risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
NQ- 095 [0725] 0925 (4792548)    13

Schedule of investments
Macquarie Global Listed Real Assets Fund
Summary of currencies: (continued)
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ- 095 [0725] 0925 (4792548)